Document and Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	NOVANTA INC.
Entity Central Index Key	0001076930
Entity Emerging Growth Company	false
Entity File Number	001-35083
Entity Incorporation, State or Country Code	A3
Entity Tax Identification Number	98-0110412
Entity Address, Address Line One	125 Middlesex Turnpike
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	266-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	NOVT
Security Exchange Name	NASDAQ
6.50% Tangible Equity Units
Document Information [Line Items]
Title of 12(b) Security	6.50% Tangible Equity Units
Trading Symbol	NOVTU
Security Exchange Name	NASDAQ